UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

ITEM 1.      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim T. Rowe Price MidCap Growth Portfolio

Annual Report

December 31, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim T. Rowe Price MidCap Growth Portfolio

The Portfolio trailed the S&P MidCap 400 Index in the one-year period. Stock selection detracted, especially in the information technology sector. The impact of active sector allocations also weighed on relative performance. Weak stock selection in information technology, the underweighting of utilities, and the overweighting of the heath care sector were the most significant contributors to relative underperformance. Stock selection decisions in consumer discretionary and health care benefited relative results.

Despite a sharp decline from mid-May through mid-June, U.S. stocks rose strongly in 2006, the market’s fourth consecutive year of gains since the end of the 2000-2002 bear market. Equities were lifted by substantial merger and leveraged buyout activity, continued strong corporate earnings growth despite an economic deceleration, and declining oil prices and long-term interest rates in the second half of the year.

Small-cap stocks outpaced their large-cap peers over the last 12 months; mid-cap shares lagged both segments.

Stock selection in the semiconductor and semiconductor equipment industry and among IT services and software companies hindered relative performance. The level of technology spending currently stands at nearly a ten-year low, which would appear unsustainable for businesses. Shares of technology companies offer good value, and the companies are profitable. We remain positive on the sector.

The Portfolio’s weighting in the utilities sector detracted from relative results, as our lack of exposure to any utility companies hurt.

In financials, our holdings performed well on an absolute basis but failed to keep pace with those of the benchmark. Our lack of exposure to REITs hurt relative results, as the real estate trusts performed exceptionally well in 2006 as a result of increased merger and acquisition activity and a healthy outlook for rental and occupancy rates.

Within the consumer discretionary sector, stock selection in household durables, media, and specialty retail all aided relative performance. In particular, our positions in navigation equipment maker Garmin and resort and gaming operator Wynn Resorts were good absolute and relative contributors. In addition, our position in media company Lamar Advertising contributed, as did avoiding homebuilding stocks.

Our overweight in the telecommunications services sector also benefited relative performance, driven by our exposure to wireless telecommunication services. The sector was the best performer in the Portfolio and index for the period. Growth in wireless continues to be strong as recent wireless spectrum auctions and 3G license grants in developing countries fuel the next leg of growth.

Investor concerns toward inflation, the pace of economic growth, and geopolitical instability may lead them from a risk-seeking posture to one that is more balanced. Already some of the more speculative market activity appears to have dissipated, and investors’ raised awareness of risks could well create a more favorable environment for our investment style. Long-term investors may value the types of high-quality growth stocks we favor – companies with solid fundamentals, well-considered business models and competent management with long-term orientation. These types of businesses have the ability to sustain and grow earnings even in tough economic conditions, and we remain optimistic about their future prospects.

	Maxim T. Rowe Price MidCap Growth Portfolio	S&P 400 Midcap Index
07/01/1997	10,000.00	10,000.00
12/31/1997	11,086.00	11,702.97
12/31/1998	13,550.42	13,937.20
12/31/1999	16,883.82	15,988.89
12/31/2000	18,123.09	18,788.54
12/31/2001	17,920.11	18,675.81
12/31/2002	13,981.27	15,965.95
12/31/2003	19,267.59	21,652.77
12/31/2004	22,753.10	25,211.97
12/31/2005	25,970.39	28,388.57
12/31/2006	27,723.39	31,317.71

Maxim T. Rowe Price MidCap Growth Portfolio

Total Return –

One Year:	6.75%
Five Year:	9.12%
Since inception:	11.33%

Portfolio Inception:	7/1/1997

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim T. Rowe Price MidCap Growth Portfolio, made at its inception, with the performance of the S&P 400 MidCap Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of T. Rowe Price Mid-Cap Growth Portfolio of the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of T. Rowe Price Mid-Cap Growth Portfolio of the Maxim Series Fund, Inc. as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

February 23, 2007

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2006 and 2005

Maxim T. Rowe Price MidCap Growth Portfolio

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

ASSETS:
Investments in securities, market value (1)	$436,577,272
Cash	183,992
Dividends and interest receivable	139,517
Subscriptions receivable	799,217
Receivable for investments sold	281,569

Total assets	437,981,567

LIABILITIES:
Due to investment adviser	392,139
Redemptions payable	1,498,712
Payable for investments purchased	213,870

Total liabilities	2,104,721

NET ASSETS	$435,876,846

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,427,174
Additional paid-in capital	334,492,462
Net unrealized appreciation on investments	100,214,654
Accumulated net realized loss on investments	(1,257,444)

NET ASSETS	$435,876,846

NET ASSET VALUE PER OUTSTANDING SHARE	$17.96
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	230,000,000
Outstanding	24,271,736

(1) Cost of investments in securities:	$336,362,618

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME:
Interest	$728,573
Dividends	3,660,435
Foreign withholding tax	(18,851)

Total income	4,370,157

EXPENSES:
Audit fees	14,638
Bank and custodial fees	48,595
Investment administration	139,917
Management fees	4,193,345
Other expenses	28,933

Total expenses	4,425,428

Less amount reimbursed by investment adviser	22,415

Net expenses	4,403,013

NET INVESTMENT LOSS	(32,856)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	32,195,670
Change in net unrealized appreciation on investments	(4,900,001)

Net realized and unrealized gain on investments	27,295,669

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,262,813

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005

	2006	2005

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(32,856)	$(1,310,022)
Net realized gain on investments	32,195,670	28,832,234
Change in net unrealized appreciation on investments	(4,900,001)	20,277,824

Net increase in net assets resulting from operations	27,262,813	47,800,036

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(685,586)
From net realized gains	(34,353,468)	(22,112,657)

Total distributions	(35,039,054)	(22,112,657)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	187,075,922	166,506,406
Reinvestment of distributions	35,039,054	22,112,657
Redemptions of shares	(164,420,799)	(155,744,317)

Net increase in net assets resulting from share transactions	57,694,177	32,874,746

Total increase in net assets	49,917,936	58,562,125

NET ASSETS:
Beginning of period	385,958,910	327,396,785

End of period (1)	$435,876,846	$385,958,910
	0	0
OTHER INFORMATION:

SHARES:
Sold	10,053,178	9,534,622
Issued in reinvestment of distributions	1,949,219	1,220,209
Redeemed	(8,847,388)	(8,895,230)

Net increase	3,155,009	1,859,601

(1) Including undistributed net investment income	$0	$0

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$18.28	$17.00	$16.06	$12.00	$15.38

Income from Investment Operations

Net investment income	0.03
Net realized and unrealized gain (loss)	1.19	2.39	2.85	4.53	(3.38)

Total Income (Loss) From
Investment Operations	1.22	2.39	2.85	4.53	(3.38)

Less Distributions

From net investment income	(0.03)
From net realized gains	(1.51)	(1.11)	(1.91)	(0.47)	0.00

Total Distributions	(1.54)	(1.11)	(1.91)	(0.47)	0.00

Net Asset Value, End of Period	$17.96	$18.28	$17.00	$16.06	$12.00

Total Return	6.75%	14.14%	18.09%	37.81%	(21.98%)

Net Assets, End of Period ($000)	$435,877	$385,959	$327,397	$335,177	$204,263

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	1.06%	1.05%	1.05%	1.06%	1.07%
- After Reimbursement #	1.05%	1.05%	1.04%	1.05%	1.05%

Ratio of Net Investment Loss to
Average Net Assets:
- Before Reimbursement	(0.02%)	(0.38%)	(0.61%)	(0.64%)	(0.71%)
- After Reimbursement #	(0.01%)	(0.38%)	(0.60%)	(0.63%)	(0.69%)

Portfolio Turnover Rate	42.08%	32.42%	41.48%	49.18%	54.41%

#	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2006

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim T. Rowe Price MidCap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109 “Accounting for Income Taxes”. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Portfolio has evaluated the impact that the adoption of FIN 48 will have on its financial position and the results of its operations and does not anticipate that there will be any adjustments required.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact that the adoption of FAS 157 will have on its financial position and the results of its operations. As such, any necessary adjustments pursuant to FAS 157 will be reflected on the semi-annual report for the period ending June 30, 2008.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.05% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

Effective April 1, 2006, GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, became the principal underwriter to distribute and market the Portfolio. Prior to that date, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, was the principal underwriter. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2006, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $102,000 for the year ended December 31, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $194,753,519 and $170,657,262, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2006, the U.S. Federal income tax cost basis was $340,712,775. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $104,786,617 and gross depreciation of securities in which there was an excess of tax cost over value of $8,922,120 resulting in net appreciation of $95,864,497.

5.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2006 and 2005 were as follows:

	2006		2005
Distributions paid from:
Ordinary income	$2,928,799	$4	896,496
Long-term capital gain	32,110,255		21,216,161
	$35,039,054		$22,112,657

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$60,657
Undistributed capital gains	3,032,056
Net accumulated earnings	3,092,713

Net unrealized appreciation on investments	95,864,497
Capital loss carryforwards	0
Post-October losses	0
Total accumulated gain on investments	$98,957,210

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and net operating losses. For the year ended December 31, 2006 the Portfolio reclassified $718,441 from accumulated net realized loss on investments to undistributed net investment income. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2006, 100% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2006

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 2.41%

35,000 Alliant Techsystems Inc*	2,736,650
4,400 Embraer-Empresa Brasileira de Aeronautica SA sponsored ADR	182,204
6,500 Precision Castparts Corp	508,820
101,800 Rockwell Collins Inc	6,442,922
19,200 Spirit Aerosystems Holdings Inc*	642,624
$10,513,220

AIR FREIGHT --- 0.12%

6,300 CH Robinson Worldwide Inc	257,607
6,200 Expeditors International of Washington Inc	251,100
$508,707

AIRLINES --- 1.00%

13,300 SkyWest Inc	339,283
262,100 Southwest Airlines Co	4,015,372
$4,354,655

AUTO PARTS & EQUIPMENT --- 0.03%

5,800 Gentex Corp	90,248
$90,248

AUTOMOBILES --- 0.05%

2,800 Thor Industries Inc	123,172
3,300 Winnebago Industries Inc	108,603
$231,775

BANKS --- 0.31%

1,300 City National Corp	92,560
3,900 East West Bancorp Inc	138,138
2,300 First Horizon National Corp	96,094
17,000 SVB Financial Group*	792,540
5,400 Synovus Financial Corp	166,482
5,000 UCBH Holdings Inc	87,800
$1,373,614

BIOTECHNOLOGY --- 4.29%

9,900 Celgene Corp	569,547
77,500 Cephalon Inc*	5,456,775
2,500 Charles River Laboratories International Inc*	108,125
1,700 Genzyme Corp*	104,686
25,000 Gilead Sciences Inc*	1,623,250
81,000 Human Genome Sciences Inc*	1,007,640
1,500 Invitrogen Corp* 84,885
148,200 MedImmune Inc*	4,797,234
8,100 Millennium Pharmaceuticals Inc* 88,290

5,500 Nektar Therapeutics*	83,655
60,200 PDL BioPharma Inc*	1,212,428
49,400 Qiagen NV*	747,422
5,600 Techne Corp*	310,520
1,700 Ventana Medical Systems Inc*	73,151
59,600 Vertex Pharmaceuticals Inc*	2,230,232
3,400 Waters Corp*	166,498
17,800 deCODE Genetics Inc*	80,634
$18,744,972

BROADCAST/MEDIA --- 2.63%

10,100 Citadel Broadcasting Co	100,596
138,500 Discovery Holding Co*	2,228,465
1,800 EW Scripps Co	89,892
36,000 EchoStar Communications Corp Class A*	1,369,080
79,825 Rogers Communications Inc Class B	4,757,570
6,800 Salem Communications Corp Class A	81,260
198,000 XM Satellite Radio Holdings Inc*	2,861,100
$11,487,963

BUILDING MATERIALS --- 0.63%

60,000 American Standard Cos Inc	2,751,000
$2,751,000

CHEMICALS --- 0.29%

17,600 Amylin Pharmaceuticals Inc*	634,832
6,500 Ecolab Inc	293,800
1,000 Sigma-Aldrich Corp	77,720
3,500 Symyx Technologies Inc*	75,565
6,100 Valspar Corp	168,604
$1,250,521

COMMUNICATIONS - EQUIPMENT --- 2.06%

47,000 ADTRAN Inc	1,066,900
52,000 Ciena Corp*	1,440,920
49,000 Comverse Technology Inc*	1,034,390
1,600 F5 Networks Inc*	118,736
84,000 Harris Corp	3,852,240
53,200 SBA Communications Corp*	1,463,000
$8,976,186

COMPUTER HARDWARE & SYSTEMS --- 0.70%

56,800 Avid Technology Inc*	2,116,368
3,200 Cognos Inc*	135,872
4,300 QLogic Corp	94,256
27,000 Seagate Technology*	715,500
$3,061,996

COMPUTER SOFTWARE & SERVICES --- 9.23%

11,933 Activision Inc*	205,725
56,200 Adobe Systems Inc*	2,310,944
5,100 American Reprographics Co*	169,881
64,500 Autodesk Inc*	2,609,670
2,000 Baidu.com Inc*	225,440
43,000 CACI International Inc Class A*	2,429,500
216,000 CNET Networks Inc*	1,963,440
4,200 Cadence Design Systems Inc* 75,222

4,600 Check Point Software Technologies Ltd*	100,832
5,500 Citrix Systems Inc*	148,775
88,000 Cogent Inc*	968,880
4,800 Cognizant Technology Solutions Corp*	370,368
2,800 Digital River Inc*	156,212
7,700 Electronic Arts Inc*	387,772
3,600 FactSet Research Systems Inc	203,328
2,200 Fair Isaac Co	89,430
55,200 Fidelity National Information Services Inc	2,212,968
2,200 Fiserv Inc*	115,324
2,500 Hyperion Solutions Corp*	89,850
30,400 IHS Inc*	1,200,192
61,700 Intuit Inc	1,882,467
85,400 Jack Henry & Associates Inc	1,827,560
192,200 Juniper Networks Inc*	3,640,268
64,200 McAfee Inc*	1,821,996
91,300 NAVTEQ*	3,192,761
11,600 Paychex Inc	458,664
131,700 Red Hat Inc*	3,029,100
6,000 SINA Corp*	172,200
19,800 Salesforce.com*	721,710
9,100 Satyam Computer Services Ltd	218,491
4,300 Synopsys Inc*	114,939
4,750 THQ Inc*	154,470
194,800 VeriSign Inc*	4,684,940
4,300 Websense Inc	98,169
91,000 aQuantive Inc*	2,244,060
$40,295,548

CONTAINERS --- 0.02%

1,400 Sealed Air Corp	90,888
$90,888

COSMETICS & PERSONAL CARE --- 0.10%

13,700 Avon Products Inc	452,648
$452,648

DISTRIBUTORS --- 0.06%

3,900 WW Grainger Inc	272,766
$272,766

ELECTRONIC INSTRUMENTS & EQUIP --- 6.82%

151,650 Ametek Inc	4,828,536
1,900 CDW Corp	133,608
209,000 Flextronics International Ltd*	2,399,320
92,200 Flir Systems Inc*	2,934,726
32,600 Garmin Ltd	1,814,516
43,200 Harman International Industries Inc	4,316,112
4,100 II-IV Inc*	114,554
114,300 Jabil Circuit Inc	2,806,065
5,800 MEMC Electronic Materials Inc*	227,012
4,100 National Instruments Corp	111,684
132,300 Roper Industries Inc	6,646,752
229,000 Symbol Technologies Inc	3,421,260
$29,754,145

ELECTRONICS - SEMICONDUCTOR --- 6.50%

175,000 Altera Corp*	3,444,000
12,000 Analog Devices Inc	394,440
7,400 Broadcom Corp Class A	239,094
1,700 Cymer Inc*	74,715
59,800 Fairchild Semiconductor International Inc*	1,005,238
7,200 Integrated Device Technology Inc*	111,456
129,900 Intersil Holding Corp	3,107,208
2,300 KLA-Tencor Corp	114,425
2,800 Lam Research Corp*	141,736
15,100 Linear Technology Corp	457,832
210,500 Marvell Technology Group Ltd	4,039,495
13,200 Maxim Integrated Products Inc	404,184
92,200 Microchip Technology Inc	3,014,940
105,400 National Semiconductor Corp	2,392,580
254,000 PMC-Sierra Inc*	1,704,340
7,500 Semtech Corp*	98,025
6,500 Silicon Laboratories Inc*	225,225
73,000 Spansion Inc*	1,084,780
206,900 Teradyne Inc*	3,095,224
136,300 Xilinx Inc	3,245,303
$28,394,240

ENGINEERING & CONSTRUCTION --- 0.11%

4,100 Fluor Corp	334,765
2,600 Foster Wheeler Ltd*	143,364
$478,129

FINANCIAL SERVICES --- 4.48%

3,500 CBOT Holdings Inc*	530,145
880 Chicago Mercantile Exchange	448,580
101,200 Eaton Vance Corp	3,340,612
3,500 Federated Investors Inc Class B	118,230
20,800 IntercontinentalExchange Inc*	2,244,320
2,500 International Securities Exchange Inc	116,975
53,200 Investors Financial Services Corp	2,270,044
4,800 Janus Capital Group Inc	103,632
23,950 Legg Mason Inc	2,276,448
79,500 MoneyGram International Inc	2,493,120
4,000 Moody's Corp	276,240
9,000 Northern Trust Corp	546,210
48,900 Nuveen Investments	2,536,932
31,000 Principal Financial Group	1,819,700
1,600 SEI Investments Co	95,296
4,900 State Street Corp	330,456
$19,546,940

FOOD & BEVERAGES --- 0.48%

98,000 Cott Corp*	1,402,380
4,700 Hershey Co	234,060
2,800 McCormick & Co Inc	107,968
6,825 Wm Wrigley Jr Co	352,989
$2,097,397

GOLD, METALS & MINING --- 1.84%

118,400 CONSOL Energy Inc	3,804,192

41,700 Foundation Coal Holdings Inc	1,324,392
23,000 Newmont Mining Corp	1,038,450
25,000 Teck Cominco Ltd	1,883,750
$8,050,784

HEALTH CARE RELATED --- 6.43%

85,400 Alkermes Inc*	1,141,798
1,800 CIGNA Corp	236,826
69,000 Community Health Systems Inc*	2,519,880
31,950 Coventry Health Care Inc*	1,599,098
29,050 DaVita Inc*	1,652,364
189,000 Elan Corp PLC sponsored ADR*	2,787,750
37,900 Express Scripts Inc Class A*	2,713,640
103,200 Health Management Associates Inc Class A	2,178,552
51,800 Health Net Inc*	2,520,588
3,500 Healthways Inc*	166,985
3,600 Henry Schein Inc*	176,328
4,000 Humana Inc*	221,240
20,300 Laboratory Corp of America Holdings*	1,491,441
2,100 LifePoint Hospitals Inc*	70,770
6,300 Lincare Holdings Inc*	250,992
100,200 Manor Care Inc	4,701,384
2,800 Martek Biosciences Corp*	65,352
7,400 Medco Health Solutions Inc*	395,456
74,900 Omnicare Inc	2,893,387
2,900 Patterson Cos Inc*	102,979
3,100 Quest Diagnostics Inc	164,300
$28,051,110

HOMEBUILDING --- 0.17%

2,300 Centex Corp	129,421
2,100 KB Home	107,688
3,000 Lennar Corp	157,380
1,900 Meritage Homes Corp*	90,668
3,400 Pulte Homes Inc	112,608
4,400 Toll Brothers Inc*	141,812
$739,577

HOTELS/MOTELS --- 1.15%

5,500 Choice Hotels International Inc	231,550
13,500 Hilton Hotels Corp	471,150
9,900 Marriott International Inc Class A	472,428
1,200 Melco PBL Entertainment Ltd*	25,512
5,600 Starwood Hotels & Resorts Worldwide Inc	350,000
37,200 Wynn Resorts Ltd	3,491,220
$5,041,860

HOUSEHOLD GOODS --- 0.02%

1,700 Clorox Co	109,055
$109,055

INSURANCE RELATED --- 1.54%

1,600 Ambac Financial Group Inc	142,512
2,900 Arch Capital Group Ltd*	196,069
49,000 Assurant Inc	2,707,250
83,900 Axis Capital Holdings Ltd	2,799,743
6,500 Brown & Brown Inc	183,365

1,600 MBIA Inc	116,896
280 Markel Corp*	134,428
2,900 Marsh & McLennan Cos Inc	88,914
4,900 OneBeacon Insurance Group Ltd*	137,200
2,200 RenaissanceRe Holdings Ltd	132,000
2,200 Willis Group Holdings Ltd	87,362
$6,725,739

INVESTMENT BANK/BROKERAGE FIRM --- 0.88%

900 Affiliated Managers Group Inc*	94,617
1,860 BlackRock Inc	282,534
4,300 Charles Schwab Corp	83,162
133,200 E*TRADE Financial Corp*	2,986,344
4,100 Lazard Ltd	194,094
5,800 TD Ameritrade Holding Corp	93,844
4,500 optionsXpress Holdings Inc	102,105
$3,836,700

LEISURE & ENTERTAINMENT --- 1.86%

3,000 Boyd Gaming Corp	135,930
3,000 Brunswick Corp	95,700
55,800 DreamWorks Animation SKG Inc*	1,645,542
7,400 Harley-Davidson Inc	521,478
113,100 International Game Technology	5,225,220
2,700 Royal Caribbean Cruises Ltd	111,726
6,550 Shuffle Master Inc*	171,610
1,400 Station Casinos Inc	114,338
2,900 WMS Industries Inc*	101,094
$8,122,638

MACHINERY --- 2.00%

24,700 Danaher Corp	1,789,268
7,300 Graco Inc	289,226
1,700 IDEX Corp	80,597
50,040 ITT Corp	2,843,273
4,500 Joy Global	217,530
70,000 Oshkosh Truck Corp	3,389,400
3,000 Pall Corp	103,650
$8,712,944

MANUFACTURING --- 0.43%

60,400 Dolby Laboratories Inc*	1,873,608
$1,873,608

MEDICAL PRODUCTS --- 3.41%

5,500 American Medical Systems Holdings Inc*	101,860
2,700 ArthroCare Corp*	107,784
1,500 Becton Dickinson & Co	105,225
18,600 CR Bard Inc	1,543,242
4,600 Dentsply International Inc	137,310
76,900 Edwards Lifesciences Corp*	3,617,376
35,700 Gen-Probe Inc*	1,869,609
2,200 Hologic Inc*	104,016
1,900 Integra LifeSciences Holdings*	80,921
3,200 Kyphon Inc*	129,280
2,000 Millipore Corp*	133,200
28,900 ResMed Inc*	1,422,458

3,600 Respironics Inc*	135,900
70,900 St Jude Medical Inc*	2,592,104
53,500 Thermo Electron Corp*	2,423,015
4,700 Varian Medical Systems Inc*	223,579
2,200 Zimmer Holdings Inc*	172,436
$14,899,315

MISCELLANEOUS --- 0.03%

2,900 Dade Behring Holdings Inc	115,449
$115,449

OFFICE EQUIPMENT & SUPPLIES --- 0.06%

1,600 Avery Dennison Corp	108,688
2,000 HNI Corp	88,820
2,150 Zebra Technologies Corp Class A*	74,799
$272,307

OIL & GAS --- 7.38%

158,000 BJ Services Co	4,632,560
4,200 Bill Barrett Corp*	114,282
13,300 CNX Gas Corp*	339,150
56,400 Cameron International Corp*	2,992,020
8,400 Compton Petroleum Corp*	76,608
1,600 Core Laboratories NV*	129,600
1,500 Diamond Offshore Drilling Inc	119,910
75,000 EOG Resources	4,683,750
68,000 FMC Technologies Inc*	4,190,840
9,300 Grant Prideco Inc*	369,861
6,400 Mariner Energy Inc*	125,440
56,100 Murphy Oil Corp	2,852,685
3,700 Nabors Industries Ltd	110,186
123,200 Smith International Inc	5,059,824
38,300 TETRA Technologies Inc	979,714
2,100 Ultra Petroleum Corp*	100,275
6,500 Weatherford International Ltd*	271,635
10,700 Williams Cos Inc	279,484
102,266 XTO Energy Inc	4,811,615
$32,239,439

PHARMACEUTICALS --- 2.72%

4,051 Allergan Inc	485,067
7,400 AtheroGenics Inc*	73,334
72,000 Barr Laboratories Inc*	3,608,640
7,200 Neurocrine Biosciences Inc*	75,024
31,600 OSI Pharmaceuticals Inc*	1,105,368
54,400 Sepracor Inc*	3,349,952
39,200 Theravance Inc*	1,210,888
113,900 Valeant Pharmaceuticals International	1,963,636
$11,871,909

POLLUTION CONTROL --- 0.05%

3,100 Stericycle Inc*	234,050
$234,050

PRINTING & PUBLISHING --- 0.05%

1,500 McGraw-Hill Cos Inc	102,030
1,700 Meredith Corp	95,795
$197,825

RESTAURANTS --- 1.25%

67,450 Cheesecake Factory Inc*	1,659,270
29,000 PF Changs China Bistro Inc*	1,113,020
15,100 Panera Bread Co Class A*	844,241
63,700 Tim Hortons Inc	1,844,752
$5,461,283

RETAIL --- 6.61%

71,100 Advance Auto Parts Inc	2,528,316
123,200 Amazon.com Inc*	4,861,472
83,400 Bed Bath & Beyond Inc*	3,177,540
44,000 Best Buy Co Inc	2,164,360
51,000 CarMax Inc*	2,735,130
3,300 Dicks Sporting Goods Inc*	161,667
7,000 Dollar General Corp	112,420
5,700 Family Dollar Stores Inc	167,181
5,700 Freds Inc	68,628
3,550 Men's Wearhouse Inc	135,823
92,500 O'Reilly Automotive Inc*	2,965,550
137,500 Petsmart Inc	3,968,250
4,900 Ross Stores Inc	143,570
43,800 Shoppers Drug Mart Corp	1,881,355
7,700 Staples Inc	205,590
13,400 TJX Cos Inc	381,632
9,400 Tiffany & Co	368,856
2,600 Tractor Supply Co*	116,246
5,000 Urban Outfitters Inc*	115,150
19,000 Whole Foods Market Inc	891,670
54,700 Williams-Sonoma Inc	1,719,768
$28,870,174

SECURITIES & COMMODITIES --- 0.03%

900 NYMEX Holdings Inc*	111,609
$111,609

SPECIALIZED SERVICES --- 12.25%

43,300 AerCap Holdings NV*	1,003,694
2,492 Apollo Group Inc*	97,113
84,000 Catalina Marketing Corp	2,310,000
78,300 CheckFree Corp*	3,144,528
72,400 ChoicePoint Inc*	2,851,112
5,600 Cintas Corp	222,376
66,500 Clear Channel Outdoor Holdings Inc*	1,856,015
4,300 Corporate Executive Board Co	377,110
74,200 DST Systems Inc*	4,647,146
3,600 DeVry Inc	100,800
2,300 Dun & Bradstreet Corp*	190,417
4,000 Equifax Inc	162,400
64,800 Fastenal Co	2,325,024
2,800 Getty Images Inc*	119,896
54,400 Global Payments Inc	2,518,720

3,200 H&R Block Inc	73,728
3,000 Harte-Hanks Inc	83,130
2,500 ITT Educational Services Inc*	165,925
81,900 Iron Mountain Inc	3,385,746
5,400 LECG Corp*	99,792
89,200 Lamar Advertising Co*	5,832,788
37,000 Laureate Education Inc*	1,799,310
12,000 MSC Industrial Direct Co Inc Class A	469,800
73,200 Manpower Inc	5,484,876
87,700 Monster Worldwide Inc*	4,090,328
3,700 Omnicom Group Inc	386,798
20,000 Resources Connection Inc*	636,800
5,400 Ritchie Bros Auctioneers Inc	289,116
56,000 Robert Half International Inc	2,078,720
42,900 SAIC Inc*	763,191
110,300 UTI Worldwide Inc	3,297,970
87,000 United Rentals Inc*	2,212,410
2,100 Universal Technical Institute Inc*	46,641
5,500 WPP Group PLC	372,570
$53,495,990

TELEPHONE & TELECOMMUNICATIONS --- 4.46%

86,000 Amdocs Ltd*	3,332,500
133,500 American Tower Corp*	4,976,880
169,700 Crown Castle International Corp*	5,481,310
48,000 Leap Wireless International Inc*	2,854,560
4,900 NII Holdings Inc*	315,756
5,900 NeuStar Inc*	191,396
116,100 Time Warner Telecom Inc*	2,313,873
$19,466,275

TEXTILES --- 0.11%

11,400 Coach Inc*	489,744
$489,744

TRANSPORTATION --- 0.06%

6,700 Landstar System Inc	255,806
$255,806

UTILITIES --- 0.60%

22,900 AES Corp*	504,716
30,000 First Solar Inc*	894,000
30,000 SunPower Corp*	1,115,100
5,100 VeraSun Energy Corp*	100,723
$2,614,539

TOTAL COMMON STOCK --- 97.71%	$426,587,287

(Cost $326,372,633)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

9,994,000 Freddie Mac	9,989,985
4.890%, January 2, 2007

TOTAL SHORT-TERM INVESTMENTS --- 2.29%	$9,989,985

(Cost $9,989,985)

TOTAL MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO --- 100%	$436,577,272

(Cost $336,362,618)

Legend

* Non-income Producing Security

ADR – American Depository Receipt

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim T. Rowe Price Mid-Cap Growth Portfolio
December 31, 2006
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	39,930,424	9.15%
Consumer Products & Services	105,264,741	24.10%
Financial Services	31,482,993	7.21%
Health Care Related	73,682,755	16.88%
Industrial Products & Services	15,861,272	3.63%
Natural Resources	40,290,223	9.23%
Short Term Investments	9,989,985	2.29%
Technology	112,019,149	25.66%
Transportation	5,441,191	1.25%
Utilities	2,614,539	0.60%
	436,577,272	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim T. Rowe MidCap Growth Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2006 to December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2006)	(12/31/2006)	(6/30/06-12/31/06)

Actual	$ 1,000.00	$ 1,050.53	$ 5.43

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,019.91	$ 5.35

*Expenses are equal to the Portfolio's annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT* DIRECTORS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Rex Jennings (81)	Director	March 22, 1988 to present	President Emeritus, Denver Metro Chamber of Commerce	31
Richard P. Koeppe (74)	Director	April 30, 1987 to present	Retired Educator	31
Sanford Zisman (66)	Director	March 19, 1982 to present	Attorney, Firm of Zisman, Ingraham and Daniel, P.C.	31
INTERESTED* DIRECTORS AND OFFICERS
*William T. McCallum (64)	Director and President	June 1, 2000 to present

Beginning January 1, 2006: Vice Chairman, Great-West Life & Annuity Insurance Company.

Through December 31, 2005: President and Chief Executive Officer of Great-West Life & Annuity Insurance Company, United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Co-President and Chief Executive Officer of Great-West Lifeco Inc.; President and Chief Executive Officer of GWL&A Financial Inc. and Canada Life Insurance Company of America (through February 13, 2006); President and Chief Executive Officer of First Great-West Life & Annuity Insurance Company and Alta Health & Life Insurance Company.

				31

Director, Great-West Lifeco Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., The Great-West Life Assurance Company, The Canada Life Assurance Company, and Canada Life Insurance Company of America.

*Mitchell T.G. Graye (51)	Director	June 1, 2000 to present

Executive Vice President and Chief Financial Officer of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, GWL&A Financial, Inc., the United States Operations of The Great-West Life Assurance Company, and the United States Operations for The Canada Life Assurance Company; Chairman and President, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, GWL Properties, Inc., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. and Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II; Executive Vice President, Orchard Trust Company, LLC

31

Director, Alta Health & Life Insurance Company, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., GWL Properties, Inc., Great-West Benefit Services, Inc.; Manager, GW Capital Management, LLC, Orchard Capital Management, LLC, Orchard Trust Company, LLC and FASCore, LLC.

*Graham McDonald (60)	Treasurer	November 29, 2001 to present

Senior Vice President, Corporate Administration of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America, GWL&A Financial, Inc., the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Senior Vice President, Corporate Finance and Investment Operations of EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and Orchard Trust Company, LLC; Senior Vice President, Corporate and Investment Administration, FASCore, LLC; Senior Vice President and Treasurer, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, Greenwood Investments, LLC, and Great-West Benefit Services, Inc.; Vice President, Investment Administration, National Plan Coordinators of Delaware, Inc.

			31	Manager, Greenwood Investments, LLC, and GW Capital Management, LLC; Director, Great-West Benefit Services, Inc., GWL Properties, Inc., and GWFS Equities, Inc.
Beverly A. Byrne (51)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Vice President, Counsel and Secretary, FASCore, LLC, and National Plan Coordinators of Delaware, Inc.; Vice President and Counsel, Orchard Trust Company, LLC; Secretary and Chief Compliance Officer, GW Capital Management, LLC, Orchard Capital Management, LLC, GWFS Equities, Inc., and Advised Assets Group, LLC; Secretary and Compliance Officer, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., BenefitsCorp, Inc., and BenefitsCorp, Inc. of Wyoming; Secretary, Greenwood Investments, LLC and One Orchard Equities, Inc.

			31	None

*

Refers to a Director or officer who is an “interested person” of Maxim Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with the Fund or its investment adviser, GW Capital Management, LLC (doing business as Maxim Capital Management, LLC). A Director who is not an “interested person” of the Fund is referred to as an “Independent Director.”

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**
Rex Jennings	$32,250	0	0	$32,250
Richard P. Koeppe	$32,250	0	0	$32,250
Sanford Zisman	$32,250	0	0	$32,250

** As of December 31, 2006, there were 31 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $272,700 for fiscal year 2005 and $278,850 for fiscal year 2006.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $35,300 for fiscal year 2005 and $35,300 for fiscal year 2006. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $133,810 for fiscal year 2005 and $147,360 for fiscal year 2006. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions) provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

_________________________

 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund. The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2005 equaled $499,505, and for fiscal year 2006 equaled $436,000.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to

_________________________

 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 22, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	February 22, 2007